Other Assets - Additional information (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2015	Jun. 30, 2008	Oct. 31, 2004	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Interest expense				$ 0.3	$ 0.3
Investments accounted for using equity method				$ 0.1	0.2
Mining Licenses Term				30 years
Entree Oyu Tolgoi JV [Member]
Statement [Line Items]
Proportion of ownership interest in joint venture	20.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities				$ 32.9	31.2	$ 30.1
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method				0.3	0.2	0.2
Equity Method Investments Joint Ventures Non Current Liabilities				33.0
Equity Method Investments Joint Ventures Current Assets And Liabilities				$ 0.3
Entree Oyu Tolgoi JV [Member] | OTLLC [Member]
Statement [Line Items]
Percentage Interest Owned In All Minerals Extracted Below A Sub Surface Depth Of 560 Metres		80.00%
Percentage Interest Owned In All Minerals Extracted From Surface To A Depth Of 560 Metres		70.00%
Oyu Tolgoi LLC [Member]
Statement [Line Items]
Proportion of ownership interest in joint venture			34.00%
License Arrangement Interest Rate Basis Spread	2.00%			2.00%
License Arrangement Interest Rate Basis	prime+2%			Prime+2%
Shivee TolgoiMining Licience [Member]
Statement [Line Items]
Proportion of ownership interest in joint venture	100.00%
Entree Oyu Tolgoi JV Property [Member]
Statement [Line Items]
Joint Venture Share Of Operating Business Discription				carried 20% or 30% participating joint venture interest (depending on the depth of mineralization) in the surrounding land package located in the South Gobi region of Mongolia
Interest expense				$ 1.4	$ 0.9	$ 0.9
Percentage of equity investment				20.00%
Entree Oyu Tolgoi JV Property [Member] | OTLLC [Member]
Statement [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 35.0